UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-07704

Schwab Capital Trust – Target Index Funds

-----------------------------------------------

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California  94105

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(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California  94105

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 636-7000

Date of fiscal year end:  March 31

Date of reporting period:   March 31, 2020

Item 1: Report(s) to Shareholders.

Annual Report  |  March 31, 2020
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2020
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	0.58%
Target 2010 Passive Composite Index	1.11%
Fund Category: Morningstar Target-Date 2000-2010[1]	-1.14%
Performance Details	pages 8-10

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	-0.02%
Target 2015 Passive Composite Index	0.56%
Fund Category: Morningstar Target-Date 2015[1]	-2.27%
Performance Details	pages 11-13

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	-0.17%
Target 2020 Passive Composite Index	0.30%
Fund Category: Morningstar Target-Date 2020[1]	-2.82%
Performance Details	pages 14-16

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	-2.89%
Target 2025 Passive Composite Index	-2.53%
Fund Category: Morningstar Target-Date 2025[1]	-4.31%
Performance Details	pages 17-19

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	-4.99%
Target 2030 Passive Composite Index	-4.71%
Fund Category: Morningstar Target-Date 2030[1]	-5.98%
Performance Details	pages 20-22

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	-6.72%
Target 2035 Passive Composite Index	-6.48%
Fund Category: Morningstar Target-Date 2035[1]	-7.75%
Performance Details	pages 23-25
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2020
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	-8.20%
Target 2040 Passive Composite Index	-8.00%
Fund Category: Morningstar Target-Date 2040[1]	-9.31%
Performance Details	pages 26-28

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	-9.55%[2]
Target 2045 Passive Composite Index	-9.46%
Fund Category: Morningstar Target-Date 2045[1]	-10.36%
Performance Details	pages 29-31

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	-10.35%
Target 2050 Passive Composite Index	-10.28%
Fund Category: Morningstar Target-Date 2050[1]	-10.82%
Performance Details	pages 32-34

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	-10.96%
Target 2055 Passive Composite Index	-10.85%
Fund Category: Morningstar Target-Date 2055[1]	-11.02%
Performance Details	pages 35-37

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	-11.50%
Target 2060 Passive Composite Index	-11.44%
Fund Category: Morningstar Target-Date 2060+[1]	-11.12%
Performance Details	pages 38-40
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The 12-month reporting period ended March 31, 2020, represented a period of uncertainty that many Americans haven’t seen in their lifetimes. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. The outlook for bond yields was also favorable as recession fears eased. Then the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. While U.S. stocks later recovered some ground upon news of the passage of a $2 trillion government stimulus package in the last week of March, the effects of the package were short-lived as extreme market volatility took hold in the last days of the reporting period and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In an effort to further mitigate slow economic growth related to COVID-19, the U.S. Federal Reserve cut interest rates to zero, pushing bond yields down to historically low levels. For the 12-month reporting period ended March 31, 2020, the S&P 500® Index returned -7.0% and the Russell 2000® Index, a measure of U.S. small-cap stocks, returned -24.0%. The broad U.S. bond market, as measured by the Bloomberg Barclays US Aggregate Bond Index, returned 8.9% for the same period.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and the U.S. market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this extraordinarily challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this extraordinarily challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment

Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks around the world had passed massive emergency rescue measures in an effort to support their economies. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. For the 12-month reporting period, the S&P 500® Index returned -6.98%. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -23.99 and -8.03%, respectively, for the reporting period. The U.S. dollar modestly strengthened against a basket of international currencies for the reporting period, despite falling steeply at the end of February and in early March. Among international markets, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.38% and the MSCI Emerging Markets Index (Net)* returned -17.69%. The Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. fixed-income market, returned 8.93%.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter. Unemployment remained at record lows through most of the period. However, a record number of unemployment claims in March resulted in the largest monthly unemployment rate increase since January 1975. Consumer confidence remained solid for most of the reporting period, but in March dropped to its lowest level since June 2017. Inflation crept up over most of the reporting period, hitting a high in January, before retreating at the end of the period.
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and in the last five and half weeks of the reporting period, the COVID-19 pandemic. Oil prices deteriorated amid dramatically reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. Oil prices ended the period just above $20 per barrel after briefly trading below that level for the first time since 2002. In the eurozone, growth slowed, subdued by strikes in France that dampened manufacturing output and political unrest in Italy, among other things, and exacerbated by the fast-spreading COVID-19 virus. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union, although many uncertainties remained. Several Asian emerging market economies, including China and India, slowed but still outpaced many developed economies. China’s economy slowed amid trade pressure from the U.S. and sluggish demand from home and abroad, while India’s economy was dampened primarily as a result of a fall in factory output and exports and a slowdown in investment.
As a result of slowing global economic growth and the COVID-19 pandemic, there was a significant impact on bond prices and liquidity over the reporting period. As the U.S. Federal Reserve (Fed) changed its stance in the first half of 2019 and held rates steady before subsequently implementing three rate cuts in the second half of 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) In the final weeks of the period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Over the reporting period, short-term yields, which generally respond to changes in the federal funds rate, declined, with the three-month U.S. Treasury yield falling from 2.40% to 0.11%. Longer-term yields, which are typically influenced more by economic growth and inflation expectations, also fell, with the yield on the 10-year Treasury falling from 2.41% to 0.70%.
In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions and COVID-19 pandemic, a number of central banks reduced their policy rates, including the Fed, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after holding interest rates unchanged over the first half of 2019, the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitation of the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers. The European Central Bank held interest rates steady at 0%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of ETFs and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Thailand—lowered their policy rates, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to mitigate the detrimental impacts of the COVID-19 pandemic.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund as of March 31, 2020

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 35.3% equity securities, 60.1% fixed-income securities, and 4.6% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned 0.58%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 1.11% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s U.S. large-cap and international equity holdings, the Schwab U.S. Large-Cap ETF and the Schwab International Equity ETF, were the largest detractors from the fund’s total return, returning approximately -7.5% and -15.0%, respectively, for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the fund’s total return, returning approximately -25.1% for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF and Schwab U.S. TIPS ETF also contributed to the fund’s total return, returning approximately 5.4% and 6.7%, respectively, for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	0.58%	3.63%	3.66%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2010 Passive Composite Index	1.11%	3.85%	3.88%
Fund Category: Morningstar Target-Date 2000-2010[3]	-1.14%	2.75%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	12
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund as of March 31, 2020

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 38.1% equity securities, 57.7% fixed-income securities, and 4.3% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -0.02%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 0.56% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s U.S. large-cap and international equity holdings, the Schwab U.S. Large-Cap ETF and the Schwab International Equity ETF, were the largest detractors from the fund’s total return, returning approximately -7.5% and -15.0%, respectively, for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the fund’s total return, returning approximately -25.1% for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF and Schwab U.S. TIPS ETF also contributed to the fund’s total return, returning approximately 5.4% and 6.7%, respectively, for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	-0.02%	3.48%	3.60%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2015 Passive Composite Index	0.56%	3.76%	3.86%
Fund Category: Morningstar Target-Date 2015[3]	-2.27%	2.78%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	24%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund as of March 31, 2020

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 40.0% equity securities, 56.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -0.17%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 0.30% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the fund’s total return, returning approximately -25.1% for the reporting period. The fund’s emerging markets holding contributed slightly to the fund’s total return. The Schwab Emerging Markets Equity ETF returned approximately 3.6% while held by the fund.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF and Schwab U.S. TIPS ETF also contributed to the fund’s total return, returning approximately 5.4% and 6.7%, respectively, for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	-0.17%	3.91%	4.29%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2020 Passive Composite Index	0.30%	4.14%	4.49%
Fund Category: Morningstar Target-Date 2020[3]	-2.82%	2.65%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	22%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund as of March 31, 2020

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 54.4% equity securities, 42.5% fixed-income securities, and 3.1% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -2.89%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned -2.53% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF and Schwab U.S. TIPS ETF also contributed to the fund’s total return, returning approximately 5.4% and 6.7%, respectively, for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	-2.89%	3.49%	4.26%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2025 Passive Composite Index	-2.53%	3.69%	4.42%
Fund Category: Morningstar Target-Date 2025[3]	-4.31%	2.54%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund as of March 31, 2020

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 65.0% equity securities, 32.6% fixed-income securities, and 2.4% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -4.99%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned -4.71% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed to the fund’s total return, returning approximately 5.4% for the reporting period while the Schwab U.S. TIPS ETF neither contributed to nor detracted from the fund’s total return, returning less than 1% while held by the fund.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	-4.99%	3.10%	4.17%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2030 Passive Composite Index	-4.71%	3.26%	4.31%
Fund Category: Morningstar Target-Date 2030[3]	-5.98%	2.30%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund as of March 31, 2020

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 73.2% equity securities, 25.0% fixed-income securities, and 1.9% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -6.72%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned -6.48% for the same period. The fund’s underperformance relative to the comparative index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed slightly to the fund’s total return, returning approximately 5.4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	-6.72%	2.71%	4.05%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2035 Passive Composite Index	-6.48%	2.87%	4.18%
Fund Category: Morningstar Target-Date 2035[3]	-7.75%	2.01%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	12%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund as of March 31, 2020

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 80.0% equity securities, 18.5% fixed-income securities, and 1.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -8.20%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned -8.00% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed slightly to the fund’s total return, returning approximately 5.4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	-8.20%	2.41%	3.97%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2040 Passive Composite Index	-8.00%	2.54%	4.09%
Fund Category: Morningstar Target-Date 2040[3]	-9.31%	1.59%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund as of March 31, 2020

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 86.4% equity securities, 12.5% fixed-income securities, and 1.0% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -9.55%2. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned -9.46% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.3 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed slightly to the fund’s total return, returning approximately 5.4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	Total return for the report period above differs from the return in the Financial Highlights. The total return presented above is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[3]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	-9.55%[3]	2.04%	3.76%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2045 Passive Composite Index	-9.46%	2.13%	3.86%
Fund Category: Morningstar Target-Date 2045[4]	-10.36%	1.37%	N/A
Fund Expense Ratios[5]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund as of March 31, 2020

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 90.0% equity securities, 9.2% fixed-income securities, and 0.8% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -10.35%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned -10.28% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab U.S. Aggregate Bond ETF, trading at a discount to its NAV in the reporting period as a result of trading and market volatility.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but was the largest detractor from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed slightly to the fund’s total return, returning approximately 5.4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	-10.35%	1.79%	3.63%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2050 Passive Composite Index	-10.28%	1.90%	3.73%
Fund Category: Morningstar Target-Date 2050[3]	-10.82%	1.17%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	3%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund as of March 31, 2020

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 92.5% equity securities, 6.8% fixed-income securities, and 0.7% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -10.96%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned -10.85% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but detracted from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed slightly to the fund’s total return, returning approximately 5.4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	-10.96%	1.65%	3.57%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2055 Passive Composite Index	-10.85%	1.75%	3.68%
Fund Category: Morningstar Target-Date 2055[3]	-11.02%	1.19%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	3%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund as of March 31, 2020

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2020, the fund’s asset allocation was approximately 95.0% equity securities, 4.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Up until the final five and a half weeks of the 12-month reporting period ended March 31, 2020, global equity markets were mixed. U.S. equity markets had generated positive returns, with several key market indices hitting record highs in mid-February, while international markets were mostly flat. However, in the final five and a half weeks, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks, including the U.S. Federal Reserve (Fed), around the world had passed massive emergency rescue measures in an effort to support their economies. After cutting interest rates three times in the second half of 2019, the Fed enacted two additional emergency rate cuts in March and the federal funds rate ended the reporting period in a range of 0.00% to 0.25%. Despite the extraordinary response, by the end of the reporting period, global markets fell steeply and the S&P 500® Index experienced its worst quarterly decline since the 2008 financial crisis. In response to the changing stance of the Fed in 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices move in opposite directions.) And, in the final weeks of the reporting period, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows.
Performance. For the 12-month reporting period ended March 31, 2020, the fund returned -11.50%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned -11.44% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation was the largest detractor from the fund’s total return. The fund’s international equity and U.S. large-cap holdings, the Schwab International Equity ETF and Schwab U.S. Large-Cap ETF, were the largest detractors from the fund’s total return, returning approximately -15.0% and -7.5%, respectively, for the reporting period. The fund’s U.S. small-cap and emerging markets holdings, the Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF, also detracted from the fund’s total return, returning approximately -25.1% and -17.8%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the fund’s total return. The Schwab U.S. REIT ETF returned approximately -24.0%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
The fund’s fixed-income allocation contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, was the largest contributor to the fund’s total return but detracted from relative return. The Schwab U.S. Aggregate Bond ETF returned approximately 7.6% for the reporting period and traded at a discount to its NAV in March 2020, resulting in underperformance relative to its comparative index, the Bloomberg Barclays US Aggregate Bond Index, which returned approximately 8.9% for the reporting period. The Schwab U.S. Aggregate Bond ETF’s NAV return generally tracked the Bloomberg Barclays US Aggregate Bond Index. The Schwab Short-Term U.S. Treasury ETF also contributed slightly to the fund’s total return, returning approximately 5.4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2020)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	-11.50%	1.46%	3.43%
Dow Jones U.S. Total Stock Market IndexSM	-9.28%	3.92%	6.12%
Bloomberg Barclays US Aggregate Bond Index	8.93%	4.82%	3.37%
Target 2060 Passive Composite Index	-11.44%	1.55%	3.52%
Fund Category: Morningstar Target-Date 2060+[3]	-11.12%	1.31%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2020 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	4%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2019 and held through March 31, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 10/1/19	Ending Account Value (Net of Expenses) at 3/31/20[2]	Expenses Paid During Period 10/1/19-3/31/20[2,5]	Effective Expenses Paid During Period 10/1/19-3/31/20[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$960.80	$0.15	$0.39
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$956.90	$0.15	$0.39
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$954.00	$0.15	$0.39
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$928.10	$0.14	$0.39
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$908.80	$0.14	$0.38
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$892.80	$0.14	$0.38
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$879.80	$0.14	$0.38
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$867.00	$0.14	$0.37
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$860.20	$0.14	$0.37
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$855.10	$0.14	$0.37
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$850.70	$0.14	$0.37
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 366 days of the fiscal year.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.88	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.27	0.22	0.12
Net realized and unrealized gains (losses)	(0.19)	0.23	0.34	0.10
Total from investment operations	0.08	0.50	0.56	0.22
Less distributions:
Distributions from net investment income	(0.25)	(0.20)	(0.12)	(0.07)
Distributions from net realized gains	(0.01)	(0.01)	(0.00)[4]	—
Total distributions	(0.26)	(0.21)	(0.12)	(0.07)
Net asset value at end of period	$10.70	$10.88	$10.59	$10.15
Total return	0.58%	4.81%	5.57%	2.26%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.02%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.43%	2.53%	2.11%	1.99%[7]
Portfolio turnover rate	19%	30%	28%	2%[5]
Net assets, end of period (x 1,000)	$35,614	$25,391	$14,185	$955

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 24.0%
Large-Cap 22.6%
Schwab U.S. Large-Cap ETF	131,264	8,039,920
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	9,946	512,418
		8,552,338

International Stocks 9.4%
Developed-Market Large-Cap 9.4%
Schwab International Equity ETF	129,453	3,345,065

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	19,686	644,520

Fixed Income 59.9%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	40,445	2,325,992
Intermediate-Term Bond 44.5%
Schwab U.S. Aggregate Bond ETF	292,293	15,862,741
Treasury Bond 8.9%
Schwab Short-Term U.S. Treasury ETF	60,893	3,149,995
		21,338,728

Money Market Fund 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	1,340,391	1,340,257
Total Affiliated Underlying Funds
(Cost $35,252,407)		35,220,908
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.6% of net assets

Time Deposits 3.6%
Australia & New Zealand Banking Group Ltd.
0.15%, 04/01/20 (b)	236,538	236,538
ING Bank
0.15%, 04/01/20 (b)	348,912	348,912
JPMorgan Chase Bank
0.15%, 04/01/20 (b)	348,912	348,912
Sumitomo Mitsui Trust Bank, Limited
0.15%, 04/01/20 (b)	348,912	348,912
Total Short-Term Investments
(Cost $1,283,274)		1,283,274
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab International Equity ETF	$2,447,096	$1,773,253	($253,922)	($37,193)	($584,169)	$3,345,065	129,453	$89,899
Schwab Short-Term U.S. Treasury ETF	2,213,630	1,229,970	(384,637)	2,981	88,051	3,149,995	60,893	57,246
Schwab U.S. Aggregate Bond ETF	10,633,480	7,240,767	(2,559,899)	(4,562)	552,955	15,862,741	292,293	352,175
Schwab U.S. Large-Cap ETF	5,892,888	4,225,946	(1,233,490)	(52,308)	(793,116)	8,039,920	131,264	148,452
Schwab U.S. REIT ETF	459,317	397,865	(35,080)	429	(178,011)	644,520	19,686	16,025
Schwab U.S. Small-Cap ETF	353,566	355,010	(51,286)	(17,076)	(127,796)	512,418	9,946	7,215
Schwab U.S. TIPS ETF	1,629,155	772,893	(160,285)	1,482	82,747	2,325,992	40,445	37,962
Schwab Variable Share Price Money Fund, Ultra Shares	1,518,757	821,814	(1,000,000)	283	(597)	1,340,257	1,340,391	35,691
Total	$25,147,889	$16,817,518	($5,678,599)	($105,964)	($959,936)	$35,220,908		$744,665
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$35,220,908	$—	$—	$35,220,908
Short-Term Investments[1]	—	1,283,274	—	1,283,274
Total	$35,220,908	$1,283,274	$—	$36,504,182
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $35,252,407)		$35,220,908
Investments in unaffiliated issuers, at value (cost $1,283,274)		1,283,274
Receivables:
Investments sold		661,957
Fund shares sold		123,936
Dividends	+	608
Total assets		37,290,683
Liabilities
Payables:
Investments bought		1,675,185
Investment adviser fees		919
Fund shares redeemed	+	775
Total liabilities		1,676,879
Net Assets
Total assets		37,290,683
Total liabilities	–	1,676,879
Net assets		$35,613,804
Net Assets by Source
Capital received from investors		35,834,254
Total distributable loss		(220,450)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$35,613,804		3,329,252		$10.70

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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$744,662
Interest	+	2,667
Total investment income		747,329
Expenses
Investment adviser fees	+	24,283
Total expenses		24,283
Expense reduction by CSIM and its affiliates	–	15,524
Net expenses	–	8,759
Net investment income		738,570
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3
Net realized losses on sales of affiliated underlying funds	+	(105,964)
Net realized losses		(105,961)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(959,936)
Net realized and unrealized losses		(1,065,897)
Decrease in net assets resulting from operations		($327,327)

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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$738,570	$472,155
Net realized losses		(105,961)	(142,716)
Net change in unrealized appreciation (depreciation)	+	(959,936)	745,043
Increase (decrease) in net assets from operations		(327,327)	1,074,482
Distributions to Shareholders
Total distributions		($743,254)	($441,923)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,744,332	$19,661,588	1,576,468	$16,790,499
Shares reinvested		60,876	698,243	41,815	426,508
Shares redeemed	+	(808,805)	(9,065,956)	(624,853)	(6,643,659)
Net transactions in fund shares		996,403	$11,293,875	993,430	$10,573,348
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,332,849	$25,390,510	1,339,419	$14,184,603
Total increase	+	996,403	10,223,294	993,430	11,205,907
End of period		3,329,252	$35,613,804	2,332,849	$25,390,510

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.92	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.28	0.27	0.22	0.13
Net realized and unrealized gains (losses)	(0.26)	0.22	0.38	0.12
Total from investment operations	0.02	0.49	0.60	0.25
Less distributions:
Distributions from net investment income	(0.25)	(0.17)	(0.15)	(0.08)
Distributions from net realized gains	(0.01)	(0.01)	(0.01)	—
Total distributions	(0.26)	(0.18)	(0.16)	(0.08)
Net asset value at end of period	$10.68	$10.92	$10.61	$10.17
Total return	(0.02%)	4.74%	5.83%	2.49%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03%	0.03%	0.03%	0.02%[6]
Gross operating expenses[5]	0.08%	0.08%	0.08%	0.08%[6]
Net investment income (loss)	2.45%	2.54%	2.06%	2.15%[6]
Portfolio turnover rate	24%	29%	47%	15%[4]
Net assets, end of period (x 1,000)	$57,790	$45,688	$20,229	$797

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 25.7%
Large-Cap 24.1%
Schwab U.S. Large-Cap ETF	227,196	13,915,755
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	17,818	917,983
		14,833,738

International Stocks 10.5%
Developed-Market Large-Cap 10.5%
Schwab International Equity ETF	234,992	6,072,193

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	34,588	1,132,411

Fixed Income 57.6%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	62,389	3,587,991
Intermediate-Term Bond 43.1%
Schwab U.S. Aggregate Bond ETF	458,458	24,880,516
Treasury Bond 8.3%
Schwab Short-Term U.S. Treasury ETF	92,883	4,804,838
		33,273,345

Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	1,713,099	1,712,928
Total Affiliated Underlying Funds
(Cost $57,418,815)		57,024,615
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
JPMorgan Chase Bank
0.15%, 04/01/20 (b)	411,426	411,426
Sumitomo Mitsui Trust Bank, Limited
0.15%, 04/01/20 (b)	580,576	580,576
Total Short-Term Investments
(Cost $992,002)		992,002
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab International Equity ETF	$4,859,406	$2,758,241	($341,427)	($45,987)	($1,158,040)	$6,072,193	234,992	$173,909
Schwab Short-Term U.S. Treasury ETF	3,750,598	1,775,254	(866,021)	11,487	133,520	4,804,838	92,883	91,045
Schwab U.S. Aggregate Bond ETF	18,405,623	10,775,229	(5,184,140)	(23,647)	907,451	24,880,516	458,458	575,825
Schwab U.S. Large-Cap ETF	11,163,966	6,350,048	(2,042,066)	(78,048)	(1,478,145)	13,915,755	227,196	264,473
Schwab U.S. REIT ETF	874,204	619,016	(33,681)	(636)	(326,492)	1,132,411	34,588	29,018
Schwab U.S. Small-Cap ETF	739,580	457,111	(35,625)	(2,155)	(240,928)	917,983	17,818	13,242
Schwab U.S. TIPS ETF	2,824,745	1,219,477	(597,121)	4,561	136,329	3,587,991	62,389	62,074
Schwab Variable Share Price Money Fund, Ultra Shares	2,687,026	1,926,290	(2,900,000)	260	(648)	1,712,928	1,713,099	56,044
Total	$45,305,148	$25,880,666	($12,000,081)	($134,165)	($2,026,953)	$57,024,615		$1,265,630
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$57,024,615	$—	$—	$57,024,615
Short-Term Investments[1]	—	992,002	—	992,002
Total	$57,024,615	$992,002	$—	$58,016,617
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $57,418,815)		$57,024,615
Investments in unaffiliated issuers, at value (cost $992,002)		992,002
Receivables:
Investments sold		1,666,106
Fund shares sold		188,733
Dividends	+	834
Total assets		59,872,290
Liabilities
Payables:
Investments bought		2,078,674
Investment adviser fees		1,581
Fund shares redeemed	+	1,582
Total liabilities		2,081,837
Net Assets
Total assets		59,872,290
Total liabilities	–	2,081,837
Net assets		$57,790,453
Net Assets by Source
Capital received from investors		58,430,248
Total distributable loss		(639,795)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$57,790,453		5,412,272		$10.68

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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$1,265,626
Interest	+	3,813
Total investment income		1,269,439
Expenses
Investment adviser fees	+	40,898
Total expenses		40,898
Expense reduction by CSIM and its affiliates	–	25,787
Net expenses	–	15,111
Net investment income		1,254,328
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4
Net realized losses on sales of affiliated underlying funds	+	(134,165)
Net realized losses		(134,161)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(2,026,953)
Net realized and unrealized losses		(2,161,114)
Decrease in net assets resulting from operations		($906,786)

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$1,254,328	$741,859
Net realized losses		(134,161)	(187,092)
Net change in unrealized appreciation (depreciation)	+	(2,026,953)	1,329,372
Increase (decrease) in net assets from operations		(906,786)	1,884,139
Distributions to Shareholders
Total distributions		($1,249,697)	($659,622)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,382,529	$27,134,552	3,213,105	$34,246,433
Shares reinvested		104,637	1,205,409	62,181	634,864
Shares redeemed	+	(1,260,697)	(14,081,094)	(996,074)	(10,646,987)
Net transactions in fund shares		1,226,469	$14,258,867	2,279,212	$24,234,310
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,185,803	$45,688,069	1,906,591	$20,229,242
Total increase	+	1,226,469	12,102,384	2,279,212	25,458,827
End of period		5,412,272	$57,790,453	4,185,803	$45,688,069

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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.18	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.27	0.23	0.16
Net realized and unrealized gains (losses)	(0.29)	0.22	0.52	0.21
Total from investment operations	0.00[4]	0.49	0.75	0.37
Less distributions:
Distributions from net investment income	(0.25)	(0.23)	(0.13)	(0.07)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	(0.00)[4]	—
Total distributions	(0.25)	(0.23)	(0.13)	(0.07)
Net asset value at end of period	$10.93	$11.18	$10.92	$10.30
Total return	(0.17%)	4.73%	7.30%	3.69%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.03%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.46%	2.48%	2.15%	2.68%[7]
Portfolio turnover rate	22%	13%	21%	17%[5]
Net assets, end of period (x 1,000)	$172,353	$129,760	$70,841	$5,455

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.05% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 26.5%
Large-Cap 24.8%
Schwab U.S. Large-Cap ETF	699,967	42,872,979
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	56,160	2,893,363
		45,766,342

International Stock 11.4%
Developed-Market Large-Cap 11.4%
Schwab International Equity ETF	759,322	19,620,881

Real Assets 2.1%
Real Estate 2.1%
Schwab U.S. REIT ETF	108,168	3,541,420

Fixed Income 55.8%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	180,035	10,353,813
Intermediate-Term Bond 41.9%
Schwab U.S. Aggregate Bond ETF	1,331,023	72,234,618
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF	263,638	13,637,994
		96,226,425

Security	Number of Shares	Value ($)
Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	5,270,668	5,270,141
Total Affiliated Underlying Funds
(Cost $172,874,884)		170,425,209
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd.
0.15%, 04/01/20 (b)	1,733,557	1,733,557
Sumitomo Mitsui Banking Corp.
0.15%, 04/01/20 (b)	806,397	806,397
Total Short-Term Investments
(Cost $2,539,954)		2,539,954
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$1,394,708	$467,760	($1,849,521)	($55,250)	$42,303	$—	—	$62,004
Schwab International Equity ETF	15,284,634	9,778,809	(1,541,326)	(227,963)	(3,673,273)	19,620,881	759,322	596,008
Schwab Short-Term U.S. Treasury ETF	8,908,876	6,424,534	(2,103,681)	34,883	373,382	13,637,994	263,638	239,341
Schwab U.S. Aggregate Bond ETF	50,216,623	32,240,681	(12,924,248)	(7,440)	2,709,002	72,234,618	1,331,023	1,704,125
Schwab U.S. Large-Cap ETF	34,216,948	21,125,219	(7,950,733)	(143,409)	(4,375,046)	42,872,979	699,967	868,562
Schwab U.S. REIT ETF	2,834,412	2,224,281	(477,589)	(9,441)	(1,030,243)	3,541,420	108,168	99,624
Schwab U.S. Small-Cap ETF	2,361,676	1,688,707	(374,008)	(18,304)	(764,708)	2,893,363	56,160	45,606
Schwab U.S. TIPS ETF	6,527,510	4,936,452	(1,470,936)	2,640	358,147	10,353,813	180,035	158,807
Schwab Variable Share Price Money Fund, Ultra Shares	6,354,397	4,416,969	(5,500,000)	726	(1,951)	5,270,141	5,270,668	152,257
Total	$128,099,784	$83,303,412	($34,192,042)	($423,558)	($6,362,387)	$170,425,209		$3,926,334
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$170,425,209	$—	$—	$170,425,209
Short-Term Investments[1]	—	2,539,954	—	2,539,954
Total	$170,425,209	$2,539,954	$—	$172,965,163
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $172,874,884)		$170,425,209
Investments in unaffiliated issuers, at value (cost $2,539,954)		2,539,954
Receivables:
Investments sold		4,951,230
Fund shares sold		603,605
Dividends	+	2,530
Total assets		178,522,528
Liabilities
Payables:
Investments bought		6,008,842
Investment adviser fees		4,770
Fund shares redeemed	+	156,146
Total liabilities		6,169,758
Net Assets
Total assets		178,522,528
Total liabilities	–	6,169,758
Net assets		$172,352,770
Net Assets by Source
Capital received from investors		175,257,805
Total distributable loss		(2,905,035)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$172,352,770		15,766,822		$10.93

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$3,926,322
Interest	+	15,753
Total investment income		3,942,075
Expenses
Investment adviser fees	+	126,437
Total expenses		126,437
Expense reduction by CSIM and its affiliates	–	79,043
Net expenses	–	47,394
Net investment income		3,894,681
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		12
Net realized losses on sales of affiliated underlying funds	+	(423,558)
Net realized losses		(423,546)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(6,362,387)
Net realized and unrealized losses		(6,785,933)
Decrease in net assets resulting from operations		($2,891,252)

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$3,894,681	$2,401,502
Net realized losses		(423,546)	(471,170)
Net change in unrealized appreciation (depreciation)	+	(6,362,387)	2,942,612
Increase (decrease) in net assets from operations		(2,891,252)	4,872,944
Distributions to Shareholders
Total distributions		($3,756,760)	($2,276,055)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,139,520	$106,454,826	7,424,366	$81,835,438
Shares reinvested		305,404	3,625,150	208,381	2,165,079
Shares redeemed	+	(5,281,760)	(60,839,073)	(2,514,304)	(27,678,930)
Net transactions in fund shares		4,163,164	$49,240,903	5,118,443	$56,321,587
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,603,658	$129,759,879	6,485,215	$70,841,403
Total increase	+	4,163,164	42,592,891	5,118,443	58,918,476
End of period		15,766,822	$172,352,770	11,603,658	$129,759,879

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.46	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.30	0.28	0.25	0.14
Net realized and unrealized gains (losses)	(0.61)	0.23	0.68	0.34
Total from investment operations	(0.31)	0.51	0.93	0.48
Less distributions:
Distributions from net investment income	(0.23)	(0.23)	(0.15)	(0.08)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	(0.00)[4]	—
Total distributions	(0.23)	(0.23)	(0.15)	(0.08)
Net asset value at end of period	$10.92	$11.46	$11.18	$10.40
Total return	(2.89%)	4.79%	8.93%	4.82%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.04%	0.03%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.50%	2.46%	2.22%	2.41%[7]
Portfolio turnover rate	19%	13%	14%	6%[5]
Net assets, end of period (x 1,000)	$264,880	$154,328	$84,235	$1,649

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 34.8%
Large-Cap 32.2%
Schwab U.S. Large-Cap ETF	1,393,433	85,347,771
Small-Cap 2.6%
Schwab U.S. Small-Cap ETF	131,054	6,751,902
		92,099,673

International Stocks 16.9%
Developed-Market Large-Cap 14.9%
Schwab International Equity ETF	1,529,520	39,522,797
Emerging-Market 2.0%
Schwab Emerging Markets Equity ETF	250,249	5,177,652
		44,700,449

Real Assets 2.8%
Real Estate 2.8%
Schwab U.S. REIT ETF	226,275	7,408,243

Fixed Income 42.3%
Inflation-Protected Bond 2.3%
Schwab U.S. TIPS ETF	106,980	6,152,420
Intermediate-Term Bond 35.7%
Schwab U.S. Aggregate Bond ETF	1,745,128	94,708,096
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	218,234	11,289,245
		112,149,761

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	5,410,197	5,409,656
Total Affiliated Underlying Funds
(Cost $276,830,602)		261,767,782
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Barclays Capital, Inc.
0.15%, 04/01/20 (b)	702,336	702,336
Citibank
0.15%, 04/01/20 (b)	2,668,258	2,668,258
Total Short-Term Investments
(Cost $3,370,594)		3,370,594
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,348,735	$3,314,934	($283,593)	($59,698)	($1,142,726)	$5,177,652	250,249	$174,520
Schwab International Equity ETF	23,670,016	26,611,883	(2,112,141)	(435,027)	(8,211,934)	39,522,797	1,529,520	1,070,277
Schwab Short-Term U.S. Treasury ETF	5,711,521	7,455,081	(2,209,273)	32,974	298,942	11,289,245	218,234	173,224
Schwab U.S. Aggregate Bond ETF	51,447,736	62,091,871	(21,798,296)	(96,974)	3,063,759	94,708,096	1,745,128	1,947,324
Schwab U.S. Large-Cap ETF	51,694,471	51,580,429	(6,360,280)	(823,530)	(10,743,319)	85,347,771	1,393,433	1,542,649
Schwab U.S. REIT ETF	4,454,552	5,871,116	(640,047)	(123,530)	(2,153,848)	7,408,243	226,275	179,279
Schwab U.S. Small-Cap ETF	4,061,884	5,259,765	(461,949)	(121,593)	(1,986,205)	6,751,902	131,054	94,233
Schwab U.S. TIPS ETF	2,867,425	4,246,066	(1,129,560)	(2,515)	171,004	6,152,420	106,980	75,747
Schwab Variable Share Price Money Fund, Ultra Shares	5,467,962	6,144,543	(6,200,000)	(691)	(2,158)	5,409,656	5,410,197	141,366
Total	$152,724,302	$172,575,688	($41,195,139)	($1,630,584)	($20,706,485)	$261,767,782		$5,398,619
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$261,767,782	$—	$—	$261,767,782
Short-Term Investments[1]	—	3,370,594	—	3,370,594
Total	$261,767,782	$3,370,594	$—	$265,138,376
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $276,830,602)		$261,767,782
Investments in unaffiliated issuers, at value (cost $3,370,594)		3,370,594
Receivables:
Investments sold		8,910,728
Fund shares sold		1,335,126
Dividends	+	3,056
Total assets		275,387,286
Liabilities
Payables:
Investments bought		10,382,303
Investment adviser fees		7,484
Fund shares redeemed	+	117,488
Total liabilities		10,507,275
Net Assets
Total assets		275,387,286
Total liabilities	–	10,507,275
Net assets		$264,880,011
Net Assets by Source
Capital received from investors		281,213,168
Total distributable loss		(16,333,157)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$264,880,011		24,258,678		$10.92

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$5,398,606
Interest	+	20,506
Total investment income		5,419,112
Expenses
Investment adviser fees	+	170,920
Total expenses		170,920
Expense reduction by CSIM and its affiliates	–	102,898
Net expenses	–	68,022
Net investment income		5,351,090
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		13
Net realized losses on sales of affiliated underlying funds	+	(1,630,584)
Net realized losses		(1,630,571)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(20,706,485)
Net realized and unrealized losses		(22,337,056)
Decrease in net assets resulting from operations		($16,985,966)

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$5,351,090	$2,867,998
Net realized losses		(1,630,571)	(537,329)
Net change in unrealized appreciation (depreciation)	+	(20,706,485)	3,565,182
Increase (decrease) in net assets from operations		(16,985,966)	5,895,851
Distributions to Shareholders
Total distributions		($4,882,701)	($2,681,038)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,258,147	$195,983,617	8,934,324	$100,921,266
Shares reinvested		382,547	4,709,155	247,528	2,601,517
Shares redeemed	+	(5,847,945)	(68,271,719)	(3,247,879)	(36,644,542)
Net transactions in fund shares		10,792,749	$132,421,053	5,933,973	$66,878,241
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,465,929	$154,327,625	7,531,956	$84,234,571
Total increase	+	10,792,749	110,552,386	5,933,973	70,093,054
End of period		24,258,678	$264,880,011	13,465,929	$154,327,625

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.65	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.31	0.28	0.26	0.15
Net realized and unrealized gains (losses)	(0.86)	0.24	0.80	0.41
Total from investment operations	(0.55)	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	(0.24)	(0.24)	(0.15)	(0.10)
Distributions from net realized gains	(0.00)[4]	—	(0.00)[4]	—
Total distributions	(0.24)	(0.24)	(0.15)	(0.10)
Net asset value at end of period	$10.86	$11.65	$11.37	$10.46
Total return	(4.99%)	4.76%	10.12%	5.66%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.04%	0.03%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.53%	2.46%	2.30%	2.49%[7]
Portfolio turnover rate	13%	8%	8%	7%[5]
Net assets, end of period (x 1,000)	$352,969	$201,250	$109,554	$3,258

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 40.9%
Large-Cap 37.6%
Schwab U.S. Large-Cap ETF	2,165,623	132,644,409
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	225,978	11,642,387
		144,286,796

International Stocks 20.9%
Developed-Market Large-Cap 17.9%
Schwab International Equity ETF	2,438,105	63,000,633
Emerging-Market 3.0%
Schwab Emerging Markets Equity ETF	516,025	10,676,557
		73,677,190

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	360,487	11,802,344

Fixed Income 32.5%
Inflation-Protected Bond 0.6%
Schwab U.S. TIPS ETF	34,559	1,987,488
Intermediate-Term Bond 29.6%
Schwab U.S. Aggregate Bond ETF	1,928,290	104,648,298
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	159,205	8,235,675
		114,871,461

Security	Number of Shares	Value ($)
Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	4,479,665	4,479,218
Total Affiliated Underlying Funds
(Cost $379,665,362)		349,117,009
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
JPMorgan Chase Bank
0.15%, 04/01/20 (b)	1,573,907	1,573,907
Sumitomo Mitsui Trust Banking, Limited
0.15%, 04/01/20 (b)	3,548,283	3,548,283
Total Short-Term Investments
(Cost $5,122,190)		5,122,190
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,474,175	$7,065,789	($328,998)	($61,264)	($2,473,145)	$10,676,557	516,025	$348,366
Schwab International Equity ETF	36,282,310	41,884,186	(1,323,728)	(93,466)	(13,748,669)	63,000,633	2,438,105	1,695,942
Schwab Short-Term U.S. Treasury ETF	4,263,189	5,712,108	(1,992,899)	31,890	221,387	8,235,675	159,205	130,513
Schwab U.S. Aggregate Bond ETF	56,223,290	67,860,439	(22,951,717)	(3,093)	3,519,379	104,648,298	1,928,290	2,206,973
Schwab U.S. Large-Cap ETF	77,663,945	77,056,093	(3,648,027)	(652,107)	(17,775,495)	132,644,409	2,165,623	2,394,774
Schwab U.S. REIT ETF	6,732,389	8,880,094	(213,716)	(5,470)	(3,590,953)	11,802,344	360,487	287,485
Schwab U.S. Small-Cap ETF	6,848,035	8,666,962	(265,447)	(11,402)	(3,595,761)	11,642,387	225,978	164,646
Schwab U.S. TIPS ETF	—	2,267,330	(272,524)	2,515	(9,833)	1,987,488	34,559	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,914,787	7,067,775	(7,500,000)	(1,595)	(1,749)	4,479,218	4,479,665	134,971
Total	$199,402,120	$226,460,776	($38,497,056)	($793,992)	($37,454,839)	$349,117,009		$7,363,670
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$349,117,009	$—	$—	$349,117,009
Short-Term Investments[1]	—	5,122,190	—	5,122,190
Total	$349,117,009	$5,122,190	$—	$354,239,199
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $379,665,362)		$349,117,009
Investments in unaffiliated issuers, at value (cost $5,122,190)		5,122,190
Receivables:
Investments sold		10,542,608
Fund shares sold		1,670,229
Dividends	+	2,803
Total assets		366,454,839
Liabilities
Payables:
Investments bought		13,179,707
Investment adviser fees		10,086
Fund shares redeemed	+	295,681
Total liabilities		13,485,474
Net Assets
Total assets		366,454,839
Total liabilities	–	13,485,474
Net assets		$352,969,365
Net Assets by Source
Capital received from investors		383,639,790
Total distributable loss		(30,670,425)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$352,969,365		32,494,749		$10.86

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$7,363,658
Interest	+	29,358
Total investment income		7,393,016
Expenses
Investment adviser fees	+	231,091
Total expenses		231,091
Expense reduction by CSIM and its affiliates	–	136,490
Net expenses	–	94,601
Net investment income		7,298,415
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		12
Net realized losses on sales of affiliated underlying funds	+	(793,992)
Net realized losses		(793,980)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(37,454,839)
Net realized and unrealized losses		(38,248,819)
Decrease in net assets resulting from operations		($30,950,404)

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$7,298,415	$3,646,808
Net realized losses		(793,980)	(602,589)
Net change in unrealized appreciation (depreciation)	+	(37,454,839)	4,821,915
Increase (decrease) in net assets from operations		(30,950,404)	7,866,134
Distributions to Shareholders
Total distributions		($6,630,493)	($3,355,176)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,543,091	$252,081,474	10,165,033	$116,401,157
Shares reinvested		511,903	6,449,978	310,617	3,286,331
Shares redeemed	+	(5,831,022)	(69,231,522)	(2,843,780)	(32,502,120)
Net transactions in fund shares		15,223,972	$189,299,930	7,631,870	$87,185,368
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,270,777	$201,250,332	9,638,907	$109,554,006
Total increase	+	15,223,972	151,719,033	7,631,870	91,696,326
End of period		32,494,749	$352,969,365	17,270,777	$201,250,332

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.82	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.31	0.29	0.26	0.12
Net realized and unrealized gains (losses)	(1.06)	0.22	0.90	0.52
Total from investment operations	(0.75)	0.51	1.16	0.64
Less distributions:
Distributions from net investment income	(0.26)	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	(0.00)[4]	—
Total distributions	(0.26)	(0.22)	(0.17)	(0.10)
Net asset value at end of period	$10.81	$11.82	$11.53	$10.54
Total return	(6.72%)	4.68%	10.96%	6.44%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.04%	0.03%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.53%	2.49%	2.29%	2.04%[7]
Portfolio turnover rate	12%	6%	14%	13%[5]
Net assets, end of period (x 1,000)	$196,194	$126,200	$62,526	$1,904

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 45.3%
Large-Cap 41.2%
Schwab U.S. Large-Cap ETF	1,318,670	80,768,537
Small-Cap 4.1%
Schwab U.S. Small-Cap ETF	158,159	8,148,352
		88,916,889

International Stocks 24.1%
Developed-Market Large-Cap 20.1%
Schwab International Equity ETF	1,526,088	39,434,114
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF	381,624	7,895,801
		47,329,915

Real Assets 3.8%
Real Estate 3.8%
Schwab U.S. REIT ETF	225,310	7,376,649

Fixed Income 24.9%
Intermediate-Term Bond 23.4%
Schwab U.S. Aggregate Bond ETF	846,653	45,947,858
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	55,037	2,847,064
		48,794,922

Security	Number of Shares	Value ($)
Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	1,280,580	1,280,452
Total Affiliated Underlying Funds
(Cost $213,410,097)		193,698,827
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd.
0.15%, 04/01/20 (b)	1,982,912	1,982,912
ING Bank
0.15%, 04/01/20 (b)	899,493	899,493
Total Short-Term Investments
(Cost $2,882,405)		2,882,405
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,367,606	$4,541,078	($118,467)	($25,810)	($1,868,606)	$7,895,801	381,624	$263,220
Schwab International Equity ETF	25,525,289	23,589,380	(867,178)	(167,329)	(8,646,048)	39,434,114	1,526,088	1,113,406
Schwab Short-Term U.S. Treasury ETF	1,703,700	1,900,472	(847,530)	14,464	75,958	2,847,064	55,037	48,864
Schwab U.S. Aggregate Bond ETF	27,132,825	28,594,650	(11,389,991)	12,047	1,598,327	45,947,858	846,653	1,008,666
Schwab U.S. Large-Cap ETF	53,041,735	42,066,347	(3,340,266)	(198,962)	(10,800,317)	80,768,537	1,318,670	1,531,309
Schwab U.S. REIT ETF	4,759,741	5,290,910	(405,139)	(7,086)	(2,261,777)	7,376,649	225,310	186,230
Schwab U.S. Small-Cap ETF	5,427,967	5,493,971	(226,728)	(5,116)	(2,541,742)	8,148,352	158,159	120,606
Schwab Variable Share Price Money Fund, Ultra Shares	2,330,369	2,551,317	(3,600,000)	(817)	(417)	1,280,452	1,280,580	57,806
Total	$125,289,232	$114,028,125	($20,795,299)	($378,609)	($24,444,622)	$193,698,827		$4,330,107
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$193,698,827	$—	$—	$193,698,827
Short-Term Investments[1]	—	2,882,405	—	2,882,405
Total	$193,698,827	$2,882,405	$—	$196,581,232
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $213,410,097)		$193,698,827
Investments in unaffiliated issuers, at value (cost $2,882,405)		2,882,405
Receivables:
Investments sold		5,683,907
Fund shares sold		778,016
Dividends	+	1,148
Total assets		203,044,303
Liabilities
Payables:
Investments bought		6,233,605
Investment adviser fees		5,685
Fund shares redeemed	+	610,874
Total liabilities		6,850,164
Net Assets
Total assets		203,044,303
Total liabilities	–	6,850,164
Net assets		$196,194,139
Net Assets by Source
Capital received from investors		215,869,321
Total distributable loss		(19,675,182)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$196,194,139		18,142,515		$10.81

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$4,330,102
Interest	+	14,764
Total investment income		4,344,866
Expenses
Investment adviser fees	+	135,464
Total expenses		135,464
Expense reduction by CSIM and its affiliates	–	79,991
Net expenses	–	55,473
Net investment income		4,289,393
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		5
Net realized losses on sales of affiliated underlying funds	+	(378,609)
Net realized losses		(378,604)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(24,444,622)
Net realized and unrealized losses		(24,823,226)
Decrease in net assets resulting from operations		($20,533,833)

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$4,289,393	$2,247,280
Net realized losses		(378,604)	(248,347)
Net change in unrealized appreciation (depreciation)	+	(24,444,622)	2,757,771
Increase (decrease) in net assets from operations		(20,533,833)	4,756,704
Distributions to Shareholders
Total distributions		($3,962,275)	($2,075,616)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,934,988	$136,055,299	6,790,501	$79,065,998
Shares reinvested		298,511	3,829,893	190,311	2,028,716
Shares redeemed	+	(3,769,332)	(45,395,356)	(1,724,281)	(20,101,834)
Net transactions in fund shares		7,464,167	$94,489,836	5,256,531	$60,992,880
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,678,348	$126,200,411	5,421,817	$62,526,443
Total increase	+	7,464,167	69,993,728	5,256,531	63,673,968
End of period		18,142,515	$196,194,139	10,678,348	$126,200,411

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.95	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.29	0.27	0.15
Net realized and unrealized gains (losses)	(1.26)	0.21	1.00	0.55
Total from investment operations	(0.94)	0.50	1.27	0.70
Less distributions:
Distributions from net investment income	(0.25)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	(0.00)[4]	—	(0.00)[4]	—
Total distributions	(0.25)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$10.76	$11.95	$11.69	$10.59
Total return	(8.20%)	4.49%	11.97%	7.09%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.04%	0.03%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.54%	2.48%	2.33%	2.48%[7]
Portfolio turnover rate	7%	2%	15%	8%[5]
Net assets, end of period (x 1,000)	$249,144	$143,404	$72,830	$1,514

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 48.9%
Large-Cap 44.0%
Schwab U.S. Large-Cap ETF	1,787,504	109,484,620
Small-Cap 4.9%
Schwab U.S. Small-Cap ETF	238,334	12,278,968
		121,763,588

International Stocks 26.9%
Developed-Market Large-Cap 21.9%
Schwab International Equity ETF	2,117,072	54,705,140
Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF	599,813	12,410,131
		67,115,271

Real Assets 4.1%
Real Estate 4.1%
Schwab U.S. REIT ETF	312,317	10,225,259

Fixed Income 18.4%
Intermediate-Term Bond 17.5%
Schwab U.S. Aggregate Bond ETF	803,488	43,605,294
Treasury Bond 0.9%
Schwab Short-Term U.S. Treasury ETF	45,346	2,345,748
		45,951,042

Security	Number of Shares	Value ($)
Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	1,161,570	1,161,453
Total Affiliated Underlying Funds
(Cost $277,567,662)		246,216,613
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Banco Santander
0.15%, 04/01/20 (b)	9,923	9,923
JPMorgan Chase Bank
0.15%, 04/01/20 (b)	2,504,007	2,504,007
Total Short-Term Investments
(Cost $2,513,930)		2,513,930
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,516,266	$8,072,212	($180,585)	($33,628)	($2,964,134)	$12,410,131	599,813	$396,575
Schwab International Equity ETF	31,657,416	35,665,619	(294,504)	(95,616)	(12,227,775)	54,705,140	2,117,072	1,474,136
Schwab Short-Term U.S. Treasury ETF	1,153,316	1,578,844	(459,249)	12,898	59,939	2,345,748	45,346	37,793
Schwab U.S. Aggregate Bond ETF	22,575,842	30,330,726	(10,766,639)	43,216	1,422,149	43,605,294	803,488	903,989
Schwab U.S. Large-Cap ETF	64,092,792	61,003,596	—	—	(15,611,768)	109,484,620	1,787,504	2,016,678
Schwab U.S. REIT ETF	5,845,788	7,745,086	(163,240)	(4,709)	(3,197,666)	10,225,259	312,317	254,300
Schwab U.S. Small-Cap ETF	7,298,035	9,236,279	(274,255)	(16,727)	(3,964,364)	12,278,968	238,334	176,571
Schwab Variable Share Price Money Fund, Ultra Shares	1,671,284	2,291,293	(2,800,000)	(710)	(414)	1,161,453	1,161,570	45,395
Total	$141,810,739	$155,923,655	($14,938,472)	($95,276)	($36,484,033)	$246,216,613		$5,305,437
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$246,216,613	$—	$—	$246,216,613
Short-Term Investments[1]	—	2,513,930	—	2,513,930
Total	$246,216,613	$2,513,930	$—	$248,730,543
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $277,567,662)		$246,216,613
Investments in unaffiliated issuers, at value (cost $2,513,930)		2,513,930
Receivables:
Investments sold		5,818,969
Fund shares sold		1,677,420
Dividends	+	1,009
Total assets		256,227,941
Liabilities
Payables:
Investments bought		6,951,545
Investment adviser fees		7,125
Fund shares redeemed	+	125,026
Total liabilities		7,083,696
Net Assets
Total assets		256,227,941
Total liabilities	–	7,083,696
Net assets		$249,144,245
Net Assets by Source
Capital received from investors		279,876,246
Total distributable loss		(30,732,001)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$249,144,245		23,153,184		$10.76

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$5,305,433
Interest	+	19,604
Total investment income		5,325,037
Expenses
Investment adviser fees	+	165,631
Total expenses		165,631
Expense reduction by CSIM and its affiliates	–	97,916
Net expenses	–	67,715
Net investment income		5,257,322
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4
Net realized losses on sales of affiliated underlying funds	+	(95,276)
Net realized losses		(95,272)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(36,484,033)
Net realized and unrealized losses		(36,579,305)
Decrease in net assets resulting from operations		($31,321,983)

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$5,257,322	$2,539,601
Net realized losses		(95,272)	(109,216)
Net change in unrealized appreciation (depreciation)	+	(36,484,033)	2,755,253
Increase (decrease) in net assets from operations		(31,321,983)	5,185,638
Distributions to Shareholders
Total distributions		($4,789,625)	($2,349,510)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,919,097	$186,921,655	7,011,105	$82,572,627
Shares reinvested		358,722	4,674,150	216,494	2,318,649
Shares redeemed	+	(4,122,683)	(49,744,250)	(1,457,852)	(17,153,200)
Net transactions in fund shares		11,155,136	$141,851,555	5,769,747	$67,738,076
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,998,048	$143,404,298	6,228,301	$72,830,094
Total increase	+	11,155,136	105,739,947	5,769,747	70,574,204
End of period		23,153,184	$249,144,245	11,998,048	$143,404,298

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.05	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.29	0.28	0.10
Net realized and unrealized gains (losses)	(1.43)	0.19	1.06	0.65
Total from investment operations	(1.11)	0.48	1.34	0.75
Less distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	(0.00)[4]	—
Total distributions	(0.26)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$10.68	$12.05	$11.81	$10.64
Total return	(9.63%)	4.33%	12.57%	7.51%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.02%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.54%	2.43%	2.39%	1.68%[7]
Portfolio turnover rate	6%	7%	11%	8%[5]
Net assets, end of period (x 1,000)	$135,960	$84,790	$44,817	$1,261

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 52.2%
Large-Cap 46.5%
Schwab U.S. Large-Cap ETF	1,031,221	63,162,286
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	150,678	7,762,931
		70,925,217

International Stocks 29.8%
Developed-Market Large-Cap 23.8%
Schwab International Equity ETF	1,251,093	32,328,243
Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF	394,237	8,156,764
		40,485,007

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	184,203	6,030,806

Fixed Income 12.5%
Intermediate-Term Bond 11.9%
Schwab U.S. Aggregate Bond ETF	298,770	16,214,248
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	14,579	754,171
		16,968,419

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	45,720	45,716
Total Affiliated Underlying Funds
(Cost $151,887,895)		134,455,165
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
ING Bank
0.15%, 04/01/20 (b)	275,117	275,117
Sumitomo Mitsui Trust Bank, Limited
0.15%, 04/01/20 (b)	1,353,575	1,353,575
Total Short-Term Investments
(Cost $1,628,692)		1,628,692
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,164,337	$5,087,737	($127,670)	($25,047)	($1,942,593)	$8,156,764	394,237	$270,923
Schwab International Equity ETF	20,135,524	19,995,171	(664,807)	(82,902)	(7,054,743)	32,328,243	1,251,093	924,044
Schwab Short-Term U.S. Treasury ETF	450,355	382,204	(101,337)	2,461	20,488	754,171	14,579	12,988
Schwab U.S. Aggregate Bond ETF	9,258,453	10,561,731	(4,198,194)	16,870	575,388	16,214,248	298,770	362,473
Schwab U.S. Large-Cap ETF	39,719,387	32,824,667	(1,069,275)	(145,400)	(8,167,093)	63,162,286	1,031,221	1,208,965
Schwab U.S. REIT ETF	3,692,933	4,392,820	(180,965)	(48,535)	(1,825,447)	6,030,806	184,203	156,558
Schwab U.S. Small-Cap ETF	4,840,485	5,605,115	(187,084)	(101,401)	(2,394,184)	7,762,931	150,678	115,171
Schwab Variable Share Price Money Fund, Ultra Shares	565,609	530,409	(1,050,000)	(337)	35	45,716	45,720	15,001
Total	$83,827,083	$79,379,854	($7,579,332)	($384,291)	($20,788,149)	$134,455,165		$3,066,123
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$134,455,165	$—	$—	$134,455,165
Short-Term Investments[1]	—	1,628,692	—	1,628,692
Total	$134,455,165	$1,628,692	$—	$136,083,857
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $151,887,895)		$134,455,165
Investments in unaffiliated issuers, at value (cost $1,628,692)		1,628,692
Receivables:
Investments sold		2,040,241
Fund shares sold		1,986,328
Dividends	+	238
Total assets		140,110,664
Liabilities
Payables:
Investments bought		4,126,076
Investment adviser fees		3,824
Fund shares redeemed	+	20,497
Total liabilities		4,150,397
Net Assets
Total assets		140,110,664
Total liabilities	–	4,150,397
Net assets		$135,960,267
Net Assets by Source
Capital received from investors		153,543,721
Total distributable loss		(17,583,454)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$135,960,267		12,724,613		$10.68

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$3,066,123
Interest	+	10,333
Total investment income		3,076,456
Expenses
Investment adviser fees	+	95,567
Total expenses		95,567
Expense reduction by CSIM and its affiliates	–	56,832
Net expenses	–	38,735
Net investment income		3,037,721
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(384,291)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(20,788,149)
Net realized and unrealized losses		(21,172,440)
Decrease in net assets resulting from operations		($18,134,719)

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$3,037,721	$1,496,131
Net realized losses		(384,291)	(197,409)
Net change in unrealized appreciation (depreciation)	+	(20,788,149)	1,741,300
Increase (decrease) in net assets from operations		(18,134,719)	3,040,022
Distributions to Shareholders
Total distributions		($2,805,470)	($1,405,947)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,299,115	$91,442,977	4,266,684	$50,692,490
Shares reinvested		206,779	2,725,348	126,299	1,356,451
Shares redeemed	+	(1,816,811)	(22,057,625)	(1,153,341)	(13,710,070)
Net transactions in fund shares		5,689,083	$72,110,700	3,239,642	$38,338,871
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,035,530	$84,789,756	3,795,888	$44,816,810
Total increase	+	5,689,083	51,170,511	3,239,642	39,972,946
End of period		12,724,613	$135,960,267	7,035,530	$84,789,756

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.09	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.29	0.28	0.15
Net realized and unrealized gains (losses)	(1.52)	0.18	1.09	0.62
Total from investment operations	(1.20)	0.47	1.37	0.77
Less distributions:
Distributions from net investment income	(0.26)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	(0.00)[4]	—	(0.00)[4]	—
Total distributions	(0.26)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$10.63	$12.09	$11.85	$10.65
Total return	(10.35%)	4.23%	12.85%	7.80%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.02%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.55%	2.48%	2.37%	2.54%[7]
Portfolio turnover rate	3%	0%[8]	15%	4%[5]
Net assets, end of period (x 1,000)	$146,944	$88,727	$37,619	$793

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 54.0%
Large-Cap 47.8%
Schwab U.S. Large-Cap ETF	1,146,675	70,233,844
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	175,881	9,061,389
		79,295,233

International Stocks 31.4%
Developed-Market Large-Cap 24.8%
Schwab International Equity ETF	1,411,285	36,467,605
Emerging-Market 6.6%
Schwab Emerging Markets Equity ETF	470,251	9,729,493
		46,197,098

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	205,427	6,725,680

Fixed Income 9.2%
Intermediate-Term Bond 8.8%
Schwab U.S. Aggregate Bond ETF	237,247	12,875,395
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	12,121	627,019
		13,502,414

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	62,686	62,679
Total Affiliated Underlying Funds
(Cost $167,319,228)		145,783,104
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
ING Bank
0.15%, 04/01/20 (b)	202,581	202,581
JPMorgan Chase Bank
0.15%, 04/01/20 (b)	1,473,177	1,473,177
Total Short-Term Investments
(Cost $1,675,758)		1,675,758
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,007,764	$6,071,136	$—	$—	($2,349,407)	$9,729,493	470,251	$314,816
Schwab International Equity ETF	21,820,941	22,623,281	—	—	(7,976,617)	36,467,605	1,411,285	1,015,042
Schwab Short-Term U.S. Treasury ETF	345,357	264,830	—	—	16,832	627,019	12,121	9,652
Schwab U.S. Aggregate Bond ETF	7,211,320	8,430,691	(3,233,101)	17,819	448,666	12,875,395	237,247	286,379
Schwab U.S. Large-Cap ETF	42,855,342	37,023,453	(219,400)	(6,473)	(9,419,078)	70,233,844	1,146,675	1,328,792
Schwab U.S. REIT ETF	4,015,850	4,886,771	(144,185)	(3,929)	(2,028,827)	6,725,680	205,427	173,618
Schwab U.S. Small-Cap ETF	5,488,386	6,455,006	—	—	(2,882,003)	9,061,389	175,881	131,929
Schwab Variable Share Price Money Fund, Ultra Shares	333,609	329,297	(600,000)	(225)	(2)	62,679	62,686	9,087
Total	$88,078,569	$86,084,465	($4,196,686)	$7,192	($24,190,436)	$145,783,104		$3,269,315
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$145,783,104	$—	$—	$145,783,104
Short-Term Investments[1]	—	1,675,758	—	1,675,758
Total	$145,783,104	$1,675,758	$—	$147,458,862
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $167,319,228)		$145,783,104
Investments in unaffiliated issuers, at value (cost $1,675,758)		1,675,758
Receivables:
Investments sold		1,662,615
Fund shares sold		1,280,703
Dividends	+	172
Total assets		150,402,352
Liabilities
Payables:
Investments bought		3,256,137
Investment adviser fees		4,083
Fund shares redeemed	+	198,276
Total liabilities		3,458,496
Net Assets
Total assets		150,402,352
Total liabilities	–	3,458,496
Net assets		$146,943,856
Net Assets by Source
Capital received from investors		167,995,647
Total distributable loss		(21,051,791)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$146,943,856		13,823,283		$10.63

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$3,269,315
Interest	+	10,951
Total investment income		3,280,266
Expenses
Investment adviser fees	+	101,560
Total expenses		101,560
Expense reduction by CSIM and its affiliates	–	60,732
Net expenses	–	40,828
Net investment income		3,239,438
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		7,192
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(24,190,436)
Net realized and unrealized losses		(24,183,244)
Decrease in net assets resulting from operations		($20,943,806)

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$3,239,438	$1,479,052
Net realized gains (losses)		7,192	(242)
Net change in unrealized appreciation (depreciation)	+	(24,190,436)	1,646,230
Increase (decrease) in net assets from operations		(20,943,806)	3,125,040
Distributions to Shareholders
Total distributions		($2,976,899)	($1,342,563)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,524,439	$107,038,772	5,016,544	$59,703,635
Shares reinvested		219,241	2,904,936	121,931	1,310,755
Shares redeemed	+	(2,257,570)	(27,806,155)	(977,064)	(11,689,203)
Net transactions in fund shares		6,486,110	$82,137,553	4,161,411	$49,325,187
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,337,173	$88,727,008	3,175,762	$37,619,344
Total increase	+	6,486,110	58,216,848	4,161,411	51,107,664
End of period		13,823,283	$146,943,856	7,337,173	$88,727,008

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.14	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.31	0.27	0.15
Net realized and unrealized gains (losses)	(1.60)	0.15	1.15	0.65
Total from investment operations	(1.28)	0.46	1.42	0.80
Less distributions:
Distributions from net investment income	(0.26)	(0.23)	(0.18)	(0.13)
Distributions from net realized gains	(0.00)[4]	—	(0.00)[4]	—
Total distributions	(0.26)	(0.23)	(0.18)	(0.13)
Net asset value at end of period	$10.60	$12.14	$11.91	$10.67
Total return	(10.96%)	4.15%	13.25%	8.03%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.02%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.57%	2.60%	2.33%	2.53%[7]
Portfolio turnover rate	3%	6%	23%	14%[5]
Net assets, end of period (x 1,000)	$84,957	$50,403	$17,713	$147

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 55.1%
Large-Cap 48.7%
Schwab U.S. Large-Cap ETF	675,132	41,351,835
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	105,817	5,451,692
		46,803,527

International Stocks 32.6%
Developed-Market Large-Cap 25.5%
Schwab International Equity ETF	838,477	21,666,246
Emerging-Market 7.1%
Schwab Emerging Markets Equity ETF	290,053	6,001,197
		27,667,443

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	123,118	4,030,883

Fixed Income 6.8%
Intermediate-Term Bond 6.5%
Schwab U.S. Aggregate Bond ETF	102,176	5,545,092
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	5,147	266,254
		5,811,346

Security	Number of Shares	Value ($)
Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)	66,538	66,531
Total Affiliated Underlying Funds
(Cost $97,346,965)		84,379,730
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
JPMorgan Chase Bank
0.15%, 04/01/20 (b)	429,106	429,106
Total Short-Term Investment
(Cost $429,106)		429,106
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,604,804	$4,030,251	($178,763)	($42,024)	($1,413,071)	$6,001,197	290,053	$193,541
Schwab International Equity ETF	12,857,357	13,797,423	(180,588)	(22,202)	(4,785,744)	21,666,246	838,477	600,408
Schwab Short-Term U.S. Treasury ETF	115,989	143,053	—	—	7,212	266,254	5,147	3,913
Schwab U.S. Aggregate Bond ETF	3,046,601	3,828,822	(1,535,893)	9,274	196,288	5,545,092	102,176	121,509
Schwab U.S. Large-Cap ETF	24,735,389	22,363,782	(116,851)	(655)	(5,629,830)	41,351,835	675,132	776,371
Schwab U.S. REIT ETF	2,384,292	2,898,221	—	—	(1,251,630)	4,030,883	123,118	102,317
Schwab U.S. Small-Cap ETF	3,262,095	3,980,684	—	—	(1,791,087)	5,451,692	105,817	79,818
Schwab Variable Share Price Money Fund, Ultra Shares	—	166,606	(100,000)	(48)	(27)	66,531	66,538	1,656
Total	$50,006,527	$51,208,842	($2,112,095)	($55,655)	($14,667,889)	$84,379,730		$1,879,533
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$84,379,730	$—	$—	$84,379,730
Short-Term Investment[1]	—	429,106	—	429,106
Total	$84,379,730	$429,106	$—	$84,808,836
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $97,346,965)		$84,379,730
Investments in unaffiliated issuers, at value (cost $429,106)		429,106
Receivables:
Investments sold		785,664
Fund shares sold		1,418,476
Dividends	+	59
Total assets		87,013,035
Liabilities
Payables:
Investments bought		2,035,730
Investment adviser fees		2,344
Fund shares redeemed	+	17,639
Total liabilities		2,055,713
Net Assets
Total assets		87,013,035
Total liabilities	–	2,055,713
Net assets		$84,957,322
Net Assets by Source
Capital received from investors		98,046,045
Total distributable loss		(13,088,723)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$84,957,322		8,012,199		$10.60

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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$1,879,533
Interest	+	6,468
Total investment income		1,886,001
Expenses
Investment adviser fees	+	58,090
Total expenses		58,090
Expense reduction by CSIM and its affiliates	–	34,820
Net expenses	–	23,270
Net investment income		1,862,731
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(55,655)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(14,667,889)
Net realized and unrealized losses		(14,723,544)
Decrease in net assets resulting from operations		($12,860,813)

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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$1,862,731	$801,278
Net realized losses		(55,655)	(280,589)
Net change in unrealized appreciation (depreciation)	+	(14,667,889)	968,303
Increase (decrease) in net assets from operations		(12,860,813)	1,488,992
Distributions to Shareholders
Total distributions		($1,713,432)	($719,620)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,773,989	$60,448,655	3,163,692	$37,868,864
Shares reinvested		124,969	1,664,589	64,898	698,954
Shares redeemed	+	(1,038,683)	(12,984,766)	(564,085)	(6,647,372)
Net transactions in fund shares		3,860,275	$49,128,478	2,664,505	$31,920,446
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,151,924	$50,403,089	1,487,419	$17,713,271
Total increase	+	3,860,275	34,554,233	2,664,505	32,689,818
End of period		8,012,199	$84,957,322	4,151,924	$50,403,089

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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16[2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.16	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.30	0.29	0.18
Net realized and unrealized gains (losses)	(1.66)	0.17	1.12	0.62
Total from investment operations	(1.34)	0.47	1.41	0.80
Less distributions:
Distributions from net investment income	(0.27)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	(0.00)[4]	—
Total distributions	(0.27)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$10.55	$12.16	$11.92	$10.68
Total return	(11.50%)	4.23%	13.22%	8.11%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03%	0.02%[7]
Gross operating expenses[6]	0.08%	0.08%	0.08%	0.08%[7]
Net investment income (loss)	2.54%	2.50%	2.43%	2.94%[7]
Portfolio turnover rate	4%	2%	19%	0%[5]
Net assets, end of period (x 1,000)	$100,674	$58,895	$24,224	$166

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 56.3%
Large-Cap 49.5%
Schwab U.S. Large-Cap ETF	813,577	49,831,591
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	133,131	6,858,909
		56,690,500

International Stocks 33.8%
Developed-Market Large-Cap 26.3%
Schwab International Equity ETF	1,022,508	26,421,607
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	366,825	7,589,609
		34,011,216

Real Assets 4.9%
Real Estate 4.9%
Schwab U.S. REIT ETF	149,945	4,909,199

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	79,714	4,326,079
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	3,926	203,092
		4,529,171
Total Affiliated Underlying Funds
(Cost $115,982,389)		100,140,086
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Banco Santander
0.15%, 04/01/20 (a)	451,259	451,259
Total Short-Term Investment
(Cost $451,259)		451,259
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2020:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$4,418,865	$5,237,128	($187,214)	($40,837)	($1,838,333)	$7,589,609	366,825	$233,946
Schwab International Equity ETF	15,213,216	17,505,784	(402,456)	(113,036)	(5,781,901)	26,421,607	1,022,508	704,531
Schwab Short-Term U.S. Treasury ETF	98,623	147,684	(48,849)	173	5,461	203,092	3,926	3,124
Schwab U.S. Aggregate Bond ETF	2,510,837	2,698,182	(1,053,580)	11,315	159,325	4,326,079	79,714	99,682
Schwab U.S. Large-Cap ETF	29,060,265	29,217,368	(1,489,338)	(379,890)	(6,576,814)	49,831,591	813,577	926,371
Schwab U.S. REIT ETF	2,811,530	3,646,267	—	—	(1,548,598)	4,909,199	149,945	121,742
Schwab U.S. Small-Cap ETF	3,964,891	5,222,658	(90,067)	(871)	(2,237,702)	6,858,909	133,131	97,596
Total	$58,078,227	$63,675,071	($3,271,504)	($523,146)	($17,818,562)	$100,140,086		$2,186,992
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$100,140,086	$—	$—	$100,140,086
Short-Term Investment[1]	—	451,259	—	451,259
Total	$100,140,086	$451,259	$—	$100,591,345
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $115,982,389)		$100,140,086
Investments in unaffiliated issuers, at value (cost $451,259)		451,259
Receivables:
Investments sold		1,476,041
Fund shares sold	+	771,870
Total assets		102,839,256
Liabilities
Payables:
Investments bought		1,954,500
Investment adviser fees		2,788
Fund shares redeemed	+	207,800
Total liabilities		2,165,088
Net Assets
Total assets		102,839,256
Total liabilities	–	2,165,088
Net assets		$100,674,168
Net Assets by Source
Capital received from investors		116,783,420
Total distributable loss		(16,109,252)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$100,674,168		9,546,574		$10.55

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2019 through March 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$2,186,992
Interest	+	6,589
Total investment income		2,193,581
Expenses
Investment adviser fees	+	68,294
Total expenses		68,294
Expense reduction by CSIM and its affiliates	–	41,092
Net expenses	–	27,202
Net investment income		2,166,379
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(523,146)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(17,818,562)
Net realized and unrealized losses		(18,341,708)
Decrease in net assets resulting from operations		($16,175,329)

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/19-3/31/20		4/1/18-3/31/19
Net investment income		$2,166,379	$959,763
Net realized losses		(523,146)	(40,243)
Net change in unrealized appreciation (depreciation)	+	(17,818,562)	1,125,170
Increase (decrease) in net assets from operations		(16,175,329)	2,044,690
Distributions to Shareholders
Total distributions		($1,977,345)	($877,604)

Transactions in Fund Shares
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,354,300	$90,181,222	3,551,607	$42,513,767
Shares reinvested		139,936	1,868,137	77,722	837,066
Shares redeemed	+	(2,791,650)	(32,117,401)	(817,989)	(9,846,664)
Net transactions in fund shares		4,702,586	$59,931,958	2,811,340	$33,504,169
Shares Outstanding and Net Assets
		4/1/19-3/31/20		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,843,988	$58,894,884	2,032,648	$24,223,629
Total increase	+	4,702,586	41,779,284	2,811,340	34,671,255
End of period		9,546,574	$100,674,168	4,843,988	$58,894,884

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Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Index Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commissions (SEC) website at www.sec.gov.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

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Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that you could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities. Although ETFs are listed on national securities exchanges, there can be no assurance that an active trading market for such ETF shares will develop or be maintained. If an active market is not maintained, a fund may experience difficulty in buying or selling ETF shares. In addition, the market price of ETF shares may deviate, sometimes significantly, from net asset value, particularly during periods of market volatility. Certain ETFs that seek to track the performance of their benchmark indices may not fully replicate their index and may hold securities not included in the index, which may not produce the intended results.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•  Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which a fund invests. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either

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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt a fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•  Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•  Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•  Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•  Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•  Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.

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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•  Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•  Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•  Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•  Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•  Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.

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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of March 31, 2020, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	—%	0.1%	0.2%	0.2%	0.2%	0.2%	0.2%	0.1%	0.1%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.2%	0.3%	0.2%	0.2%	0.1%	0.2%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.1%	0.2%	0.2%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.2%	0.3%	1.0%	1.3%	1.4%	0.6%	0.6%	0.2%	0.2%	0.1%	0.1%
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.3%	0.5%	0.8%	0.5%	0.7%	0.4%	0.4%	0.3%	0.3%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.3%	0.2%	0.2%	0.1%	0.1%	0.1%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.1%	0.0%*	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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Schwab Target Index Funds
Financial Notes (continued)

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$16,817,518	$5,678,599
Schwab Target 2015 Index Fund	25,880,666	12,000,081
Schwab Target 2020 Index Fund	83,303,412	34,192,042
Schwab Target 2025 Index Fund	172,575,688	41,195,139
Schwab Target 2030 Index Fund	226,460,776	38,497,056
Schwab Target 2035 Index Fund	114,028,125	20,795,299
Schwab Target 2040 Index Fund	155,923,655	14,938,472
Schwab Target 2045 Index Fund	79,379,854	7,579,332
Schwab Target 2050 Index Fund	86,084,465	4,196,686
Schwab Target 2055 Index Fund	51,208,842	2,112,095
Schwab Target 2060 Index Fund	63,675,071	3,271,504

8. Federal Income Taxes:
As of March 31, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$36,875,814	$58,924,685	$176,649,607	$282,543,711	$386,259,346	$217,032,358	$280,403,415
Gross unrealized appreciation	$949,196	$1,500,953	$2,990,970	$1,977,337	$3,016,729	$1,335,211	$1,792,301
Gross unrealized depreciation	(1,320,828)	(2,409,021)	(6,675,414)	(19,382,672)	(35,036,876)	(21,786,337)	(33,465,173)
Net unrealized appreciation (depreciation)	($371,632)	($908,068)	($3,684,444)	($17,405,335)	($32,020,147)	($20,451,126)	($31,672,872)

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$154,170,999	$169,034,987	$98,194,161	$117,050,430
Gross unrealized appreciation	$72,012	$1,445,202	$393,128	$202,837
Gross unrealized depreciation	(18,159,154)	(23,021,327)	(13,778,453)	(16,661,922)
Net unrealized appreciation (depreciation)	($18,087,142)	($21,576,125)	($13,385,325)	($16,459,085)
As of March 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Undistributed ordinary income	$148,495	$258,315	$819,288	$1,049,157	$1,326,729	$766,964	$929,497
Undistributed long-term capital gains	2,687	9,958	—	23,021	22,993	8,980	11,374
Net unrealized appreciation (depreciation) on investments	(371,632)	(908,068)	(3,684,444)	(17,405,335)	(32,020,147)	(20,451,126)	(31,672,872)
Total	($220,450)	($639,795)	($2,865,156)	($16,333,157)	($30,670,425)	($19,675,182)	($30,732,001)

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Undistributed ordinary income	$501,851	$524,334	$296,602	$349,741
Undistributed long-term capital gains	1,837	—	—	92
Net unrealized appreciation (depreciation) on investments	(18,087,142)	(21,576,125)	(13,385,325)	(16,459,085)
Total	($17,583,454)	($21,051,791)	($13,088,723)	($16,109,252)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2020, the funds had capital losses deferred as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Capital losses deferred	$—	$—	$39,879	$—	$—	$—	$—

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Capital losses deferred	$—	$—	$—	$—
The tax basis components of distributions paid during the current and prior fiscal years ended were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Current fiscal year end distributions
Ordinary income	$707,888	$1,202,511	$3,730,955	$4,878,544	$6,622,287	$3,959,186	$4,780,237
Long-term capital gains	35,366	47,186	25,805	4,157	8,206	3,089	9,388
Prior fiscal year end distributions
Ordinary income	$441,923	$659,128	$2,272,279	$2,681,038	$3,355,176	$2,075,616	$2,349,510
Long-term capital gains	—	494	3,776	—	—	—	—

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Current fiscal year end distributions
Ordinary income	$2,802,217	$2,976,899	$1,713,432	$1,977,345
Long-term capital gains	3,253	—	—	—
Prior fiscal year end distributions
Ordinary income	$1,405,947	$1,342,563	$719,620	$877,604
Long-term capital gains	—	—	—	—

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2020, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund and Schwab Target 2060 Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund and Schwab Target 2060 Index Fund (eleven of the funds constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 18, 2020
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 1989.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended March 31, 2020. The foreign tax credit and the foreign source income amounts are as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab Target 2010 Index Fund	$8,324	$86,519
Schwab Target 2015 Index Fund	16,086	167,370
Schwab Target 2020 Index Fund	60,676	634,995
Schwab Target 2025 Index Fund	118,472	1,202,845
Schwab Target 2030 Index Fund	193,542	1,977,127
Schwab Target 2035 Index Fund	128,986	1,332,182
Schwab Target 2040 Index Fund	176,637	1,811,397
Schwab Target 2045 Index Fund	111,817	1,157,568
Schwab Target 2050 Index Fund	125,464	1,288,607
Schwab Target 2055 Index Fund	74,910	769,477
Schwab Target 2060 Index Fund	87,834	909,695
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2020, qualify for the corporate dividends received deduction:
Percentage
Schwab Target 2010 Index Fund	17.71
Schwab Target 2015 Index Fund	18.58
Schwab Target 2020 Index Fund	19.67
Schwab Target 2025 Index Fund	26.42
Schwab Target 2030 Index Fund	30.36
Schwab Target 2035 Index Fund	32.80
Schwab Target 2040 Index Fund	35.45
Schwab Target 2045 Index Fund	36.67
Schwab Target 2050 Index Fund	37.23
Schwab Target 2055 Index Fund	38.52
Schwab Target 2060 Index Fund	39.47
For the fiscal year ended March 31, 2020, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2021 via IRS Form 1099 of the amounts for use in preparing their 2020 income tax return.

Schwab Target 2010 Index Fund	$206,218
Schwab Target 2015 Index Fund	379,497
Schwab Target 2020 Index Fund	1,194,063
Schwab Target 2025 Index Fund	2,314,367
Schwab Target 2030 Index Fund	3,706,473
Schwab Target 2035 Index Fund	2,444,423
Schwab Target 2040 Index Fund	3,230,391
Schwab Target 2045 Index Fund	2,006,788
Schwab Target 2050 Index Fund	2,191,221
Schwab Target 2055 Index Fund	1,308,692
Schwab Target 2060 Index Fund	1,537,525

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Other Federal Tax Information (unaudited) (continued)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended March 31, 2020:

Schwab Target 2010 Index Fund	$35,366
Schwab Target 2015 Index Fund	47,186
Schwab Target 2020 Index Fund	25,805
Schwab Target 2025 Index Fund	4,157
Schwab Target 2030 Index Fund	8,206
Schwab Target 2035 Index Fund	3,089
Schwab Target 2040 Index Fund	9,388
Schwab Target 2045 Index Fund	3,253
Schwab Target 2050 Index Fund	—
Schwab Target 2055 Index Fund	—
Schwab Target 2060 Index Fund	—

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 22.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.3% FTSE Developed ex US Index (Net), 1.8% Dow Jones U.S. Select REIT Index, 8.8% Bloomberg Barclays US Treasury 1-3 Year Index, 44.8% Bloomberg Barclays US Aggregate Bond Index, 6.5% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.6% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 24.2% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.4% FTSE Developed ex US Index (Net), 1.9% Dow Jones U.S. Select REIT Index, 8.3% Bloomberg Barclays US Treasury 1-3 Year Index, 43.2% Bloomberg Barclays US Aggregate Bond Index, 6.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 25.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.3% FTSE Developed ex US Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 7.9% Bloomberg Barclays US Treasury 1-3 Year Index, 42.1% Bloomberg Barclays US Aggregate Bond Index, 6.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 32.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 14.8% FTSE Developed ex US Index (Net), 2.0% FTSE Emerging Index (Net), 2.7% Dow Jones U.S. Select REIT Index, 4.3% Bloomberg Barclays US Treasury 1-3 Year Index, 35.9% Bloomberg Barclays US Aggregate Bond Index, 2.3% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 3.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.7% FTSE Developed ex US Index (Net), 3.0% FTSE Emerging Index (Net), 3.2% Dow Jones U.S. Select REIT Index, 2.3% Bloomberg Barclays US Treasury 1-3 Year Index, 29.7% Bloomberg Barclays US Aggregate Bond Index, 0.5% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 2.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 41.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.0% FTSE Developed ex US Index (Net), 4.0% FTSE Emerging Index (Net), 3.7% Dow Jones U.S. Select REIT Index, 1.4% Bloomberg Barclays US Treasury 1-3 Year Index, 23.5% Bloomberg Barclays US Aggregate Bond Index, and 1.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 44.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.9% Dow Jones U.S. Small-Cap Total Stock

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Market Index, 21.8% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 4.0% Dow Jones U.S. Select REIT Index, 0.9% Bloomberg Barclays US Treasury 1-3 Year Index, 17.6% Bloomberg Barclays US Aggregate Bond Index, and 1.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 46.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.6% FTSE Developed ex US Index (Net), 6.0% FTSE Emerging Index (Net), 4.3% Dow Jones U.S. Select REIT Index, 0.6% Bloomberg Barclays US Treasury 1-3 Year Index, 12.0% Bloomberg Barclays US Aggregate Bond Index, and 1.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 48.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.7% FTSE Developed ex US Index (Net), 6.6% FTSE Emerging Index (Net), 4.5% Dow Jones U.S. Select REIT Index, 0.4% Bloomberg Barclays US Treasury 1-3 Year Index, 8.8% Bloomberg Barclays US Aggregate Bond Index, and 0.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 49.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.4% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 4.6% Dow Jones U.S. Select REIT Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 6.6% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2020, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements; and
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

MFR96669-03
00244017

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant's Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant's audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-one series. Eleven series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-six series have a fiscal year-end of October 31, and one series has a fiscal year-end of February 28.  Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-one operational series based on their respective 2019/2020 fiscal year and fifty-two operational series based on their respective 2018/2019 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2019/2020	Fiscal Year 2018/ 2019	Fiscal Year 2019/2020	Fiscal Year 2018/2019	Fiscal Year 2019/2020	Fiscal Year 2018/2019	Fiscal Year 2019/2020	Fiscal Year 2018/2019
$1,517,001	$1,504,317	$87,870	$84,840	$169,567	$190,626	$0	$0

1The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)  There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019/2020: $257,437	2018/2019: $275,466

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved.  Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Not applicable.

(b)  A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.  This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Capital Trust

By:    /s/ Jonathan de St. Paer_________

Jonathan de St. Paer

Chief Executive Officer

Date:   May 18, 2020___________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jonathan de St. Paer____

Jonathan de St. Paer

Chief Executive Officer

Date:    May 18, 2020  ___________

By:   /s/ Mark Fischer_________

Mark Fischer

Chief Financial Officer

Date:    May 18, 2020____________